Sales - Other assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Other assets in the opening balance	€ 1,204	€ 1,179	€ 1,068
Business related variations	74	49	24
Changes in the scope of consolidation	7	(6)	98
Translation adjustment	1	(12)	(16)
Reclassifications and other items	(5)	(6)	5
Reclassification to assets held for sale	0	0	0
Other assets in the closing balance	€ 1,281	€ 1,204	€ 1,179